DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
DERIVATIVE LIABILITIES
Fair value of warrants					$ 69,334	$ 250
Fair value of convertible debt					115,047	438,303
Gain (loss) on change in fair value of derivative liabilities	$ 75,253	$ (673,826)	$ 56,345	$ (549,494)	$ 1,844,460	$ 385,367